FAIR VALUE OF FINANCIAL INSTRUMENTS - Netting of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts payable and other
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial instruments before netting	$ 2,124	$ 1,186
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(267)	(154)
Net amount of financial instruments in Consolidated Balance Sheets	1,857	1,032
Accounts receivable and other
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	1,605	1,625
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(223)	(124)
Net amount of financial instruments in Consolidated Balance Sheets	$ 1,382	$ 1,501